Schedule I—Condensed Financial Information of the Company (Details) - Schedule of Balance Sheet - Parent [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 23,595	$ 3,323	¥ 38,512
Short term investments			27,619
Other receivables and amounts due from subsidiaries and affiliates	450,933	63,513	417,613
Total current assets	474,528	66,836	483,744
Non-current assets:
Investment in subsidiaries	3,010,729	424,052	2,520,667
Investment in an affiliate			4,035
Other non-current asset	13,461	1,896
Total assets	3,498,718	492,784	3,008,446
Current liabilities:
Other payables and accrued expenses and amounts due to subsidiaries	1,427,456	201,053	1,385,043
Total liabilities	1,427,456	201,053	1,385,043
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued 1,074,291,784 and 1,158,913,224 shares, of which 1,072,842,484 and 1,134,236,184 shares were outstanding as of December 31, 2022 and 2023, respectively)	8,675	1,222	8,091
Treasury Stock	(178)	(25)	(10)
Additional paid-in capital	162,721	22,919	461
Retained earnings	1,927,981	271,550	1,647,504
Accumulated other comprehensive loss	(27,936)	(3,935)	(32,643)
Total equity	2,071,263	291,731	1,623,403
Total liabilities and shareholders’ equity	¥ 3,498,719	$ 492,784	¥ 3,008,446